Supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions not involving cash
Additions to property, plant and equipment and intangible assets	R$ (2,576,470)	R$ (2,150,713)	R$ (2,303,608)
Increase in lease liabilities	2,639,802	2,044,366	2,303,608
C6 Bank bonus warrant		162,958
Dividends approved but not paid	650,000	655,000	455,000
Subscription bonds	R$ 175,317